Acquisitions (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Business Acquisition [Line Items]
Summary of Purchase Price Allocation at Fair Value

Cash and cash equivalents	$29,291
Inventory	42,273
Prepaid expenses and other current assets	398
Property and equipment	66,759
Intangible assets	1,179,361
Accounts payable and accrued expenses	(189,080)
CEBA loan	(47,766)
Minority interest	(97,311)
Purchase price	$983,925

A summary of the purchase price allocation for Acenzia and PRO-DIP at fair value is below.

	Acenzia	PRO-DIP
Cash and cash equivalents	$3,738,171	$-
Accounts receivable	808,165	-
Inventory	195,518	9,050
Prepaid expenses and other current assets	3,594	-
Property and equipment	5,687,988	16,355
Intangible assets	6,227,000	455,752
Goodwill	8,726,949	-
Accounts payable and accrued expenses	(1,845,114)	-
Due to related party	(185,614)	-
Note payable	(12,534,593)	(40,320)
Deferred tax liability	(1,536,000)	-
Lease obligation	(49,457)	-
Purchase price	$9,236,607	$440,837

Summary of Purchase Price	The purchase price was paid as follows:
Cash	$-
Common stock to be issued	983,925
$983,925
The purchase price was paid as follows:
	Acenzia	PRO-DIP
Cash	$-	$10,000
Issuance of common stock	-	430,837
Common stock to be issued	9,236,607	-
	$9,236,607	$440,837

Summary of Unaudited Pro Forma Results of Operations

The following are the unaudited pro forma results of operations for the years ended August 31, 2021 and 2020, as if Acenzia and PRO-DIP had been acquired on September 1, 2019. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do include any anticipated cost savings or other effects of the planned integration of these entities, and are not necessarily indicative of the results that would have occurred if the business combination had been in effect on the dates indicated.

	Pro Forma Combined Financials (unaudited)
	Years Ended August 31,
	2021	2020
Sales	$12,860,406	$14,047,859
Cost of goods sold	8,231,486	8,420,513
Gross profit	4,628,920	5,627,346
Operating expenses	10,285,972	14,091,463
Loss from operations	(5,657,052)	(8,464,117)
Net loss	(6,335,783)	(9,421,409)
Loss per share	(0.22)	(0.35)

Canada Corp [Member]
Business Acquisition [Line Items]
Summary of Purchase Price Allocation at Fair Value
Cash and cash equivalents	$7,629
Accounts receivable	2,754
Property and equipment	8,813
Goodwill	31,705
Minority interest	(25,401)
Purchase price	$25,500

Summary of Purchase Price	The purchase price was paid as follows:
Cash	$-
Common stock to be issued	25,500
$25,500

Poling Taddeo Hovius Physiotherapy Professional Corp [Member]
Business Acquisition [Line Items]
Summary of Purchase Price Allocation at Fair Value
Cash and cash equivalents	$18,383
Accounts receivable	44,289
Prepaid expenses and other current assets	11,292
Property and equipment	9,475
Goodwill	151,686
Purchase price	$235,125

Summary of Purchase Price	The purchase price was paid as follows:
Cash	$-
Common stock to be issued	235,125
$235,125

Clinical Consultants International L L C [Member]
Business Acquisition [Line Items]
Summary of Purchase Price Allocation at Fair Value
Cash and cash equivalents	$2,186
Goodwill	1,701,814
Purchase price	$1,704,000

Summary of Purchase Price	The purchase price was paid as follows:
Cash	$-
Common stock	1,704,000
$1,704,000